Other Long-Term Financial Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of Other Long-Term Financial Liabilities [Abstract]
OTHER LONG-TERM FINANCIAL LIABILITIES

21. OTHER LONG-TERM FINANCIAL LIABILITIES

As at December 31,	2020	2019
Derivative liabilities (Note 27)	$5,448	$4,710
Security deposits	473	458
Satellite performance incentive payments	29,578	37,343
Other long-term financial liabilities	$35,499	$42,511